Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

($ in thousands)	December 31, 2016	December 31, 2015
Deferred tax assets
Policyholder reserves	$2,139,431	$2,058,446
Deferred acquisition costs	65,002	41,664
Deferred financing costs	6,311	8,707
Investments	29,721	120,893
Other assets	5,137	688

Total deferred tax assets	$2,245,602	$2,230,398

Deferred tax liabilities
Value of business acquired	$(65,345)	$(86,696)
Amounts recoverable from reinsurers	(2,172,500)	(2,076,251)
Intangibles	(1,820)	(1,820)
Other liabilities	(2,251)	(591)

Total deferred tax liabilities	$(2,241,916)	$(2,165,358)

Net deferred tax asset (liability)	$3,686	$65,040

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31, 2016 and 2015 and the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	$16,135	$45,062	$15,722
Dividends received deduction	(1,960)	(2,443)	(1,470)
Other	472	3,475	(18)

Total income tax expense	$14,647	$46,094	$14,234

Predecessor
Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

March 31, 2014. A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

Period from January 1, 2014 through March 31, 2014
Statutory federal income tax rate	35.0%
Other	—

Effective income tax rate	35.0%

Components of Income Tax Expense	The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Current	$914
Deferred	8

Total income tax expense	$922